SCHEDULE OF REVOLVING LOAN AND PROMISSORY NOTE WITH RELATED PARTY (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Credit facility and other loans		$ 28,855
Interest rate		12.50%
Affiliated Entity [Member] | March 2023 Promissory Note [Member]
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Interest rate		10.00%
Promissory Note [Member]
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Credit facility and other loans			$ 1,000
Promissory Note [Member] | Affiliated Entity [Member] | March 2023 Promissory Note [Member]
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Credit facility and other loans			$ 1,000
Previously Reported [Member]
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Credit facility and other loans
Previously Reported [Member] | Promissory Note [Member]
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Credit facility and other loans
Previously Reported [Member] | Promissory Note [Member] | Affiliated Entity [Member] | March 2023 Promissory Note [Member]
DisclosureRevolvingLoanAndPromissoryNoteRelatedPartyLineItems [Line Items]
Credit facility and other loans